INCOME TAX AND SOCIAL CONTRIBUTION (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax And Social Contribution
Schedule of income tax and social contribution income (expense)

			Consolidated
	12/31/2022	12/31/2021	12/31/2020
Income tax and social contribution income (expense)
Current	(1,537,966)	(4,240,802)	(2,052,204)
Deferred	(420,773)	(759,355)	1,426,696
Total	(1,958,739)	(5,000,157)	(625,508)

Schedule of reconciliation of income tax and social contribution income (expense)

			Consolidated
	12/31/2022	12/31/2021	12/31/2020
Profit before income tax and social contribution	4,126,437	18,595,778	4,918,126
Tax rate	34%	34%	34%
Income tax and social contribution at combined statutory rate	(1,402,989)	(6,322,565)	(1,672,163)
Adjustment to reflect the effective rate:
Equity in results of affiliated companies	155,125	71,833	28,391
Difference Tax Rate in companies abroad	(338,278)	(437,567)	(519,840)
Transfer Price Adjustment and Profits Abroad	(195,112)	(55,821)	(15,645)
Tax loss carryforwards without recognizing deferred taxes			(27,758)
Indebtdness limit			(25,087)
Unrecorded deferred taxes on temporary differences			5,142
Income taxes and social contribution on foreign profit			(13,011)
Tax incentives	50,333	273,040	64,818
Interest on equity	290,968	185,325	17,177
Recognition/(reversal) of tax credits	(562,014)	1,027,252	1,540,087
Other permanent exclusions (additions) (i)	43,228	258,346	(7,619)
Income tax and social contribution in net income for the year	(1,958,739)	(5,000,157)	(625,508)
Effective tax rate	47%	27%	13%
(i)	In 2021 the Company recognized a credit for the unconstitutionality of the levy of IRPJ and CSLL on amounts referring to the SELIC rate received due to the repetition of undue tax payment.

Schedule of deferred income tax and social contribution

			Consolidated
	12/31/2022	12/31/2021	12/31/2020
Deferred
Income tax losses	2,679,028	1,537,623	1,848,999
Social contribution tax losses	894,183	583,845	688,208
Temporary differences	1,305,557	2,447,543	718,903
Tax, social security, labor, civil and environmental provisions	584,834	265,328	279,149
Estimated losses on assets	369,826	283,266	161,016
Gains/(Losses) on financial assets	468,813	6,484	5,027
Actuarial Liabilities (Pension and Health Plan)	226,875	210,009	262,457
Provision for consumption and services	205,880	163,620	154,452
Cash Flow Hedge Accounting and Unrealized Exchange Variations	1,459,012	2,985,859	4,487,710
(Gain) on loss of control of Transnordestina	(224,096)	(92,180)	(92,180)
Fair Value SWT/CBL Acquisition	(149,489)	(178,160)	(212,015)
Business combination	(1,632,370)	(1,338,674)	(1,015,049)
Others	(3,728)	141,991	(53,685)
Total	4,878,768	4,569,011	3,256,110

Total Deferred Assets	5,095,718	5,072,092	3,874,946
Total Deferred Liabilities	(216,950)	(503,081)	(618,836)
Total Deferred	4,878,768	4,569,011	3,256,110

Schedule of estimated recovery of deferred tax assets

Consolidated
2023	825,267
2024	704,944
2025	601,980
2026	722,660
2027 e demais	3,203,872
Deferred asset	6,058,723
Deferred liabilities - Parent Company	(963,005)
Net deferred asset	5,095,718
Deferred liabilities - subsidiaries	(216,950)
Net deferred asset	4,878,768

Schedule of changes in deferred income tax and social contribution

Consolidated
Balance at December 31, 2019	1,883,765
Recognized in the result	1,426,696
Recognized in other comprehensive income	(59,380)
Acquisition of companies	5,029
Balance at December 31, 2020	3,256,110
Recognized in the result	(759,355)
Recognized in other comprehensive income	2,073,437
Acquisition of companies	(1,181)
Balance at December 31, 2021	4,569,011
Recognized in the result	(420,773)
Recognized in other comprehensive income	(322,876)
Acquisition of companies	1,053,406
Balance at December 31, 2022	4,878,768

Schedule of income tax and social contribution recognized in shareholders' equity

		Consolidated
	12/31/2022	12/31/2021
Income tax and social contribution
Actuarial gains on defined benefit pension plan	100,139	104,533
Exchange differences on translating foreign operations	(325,350)	(325,350)
Cash flow hedge accounting	1,571,953	1,959,556
	2,693,484	1,738,739